Risk management - Credit Risk from UK Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom
Credit risk
Credit risk with customers	€ 247,625	€ 255,049	€ 282,182
Total risk exposure (as a percent)	30.00%
Mortgage assets | Santander UK plc | United Kingdom
Credit risk
Credit risk with customers	€ 174,930
Nonperforming
Credit risk
Credit risk with customers	€ 28,104
Non-performing rate (as a percent)	3.38%
Percentage decrease in non-performing loans (NPLs)	16.00%
Nonperforming | United Kingdom
Credit risk
Non-performing rate (as a percent)	1.33%	1.41%	1.52%